Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Total revenue	$ 142,812,726	$ 150,356,539	$ 152,022,381
Total cost of revenue	(109,865,595)	(115,874,809)	(111,033,345)
Gross profit	32,947,131	34,481,730	40,989,036
Selling and marketing expenses	(4,573,344)	(3,300,555)	(4,103,066)
Research and development expenses	(7,155,949)	(8,336,999)	(7,971,145)
General and administrative expenses	(25,120,010)	(21,641,317)	(23,045,664)
Impairment of goodwill		(2,382,538)
Subsidies and other operating income	1,363,757	1,256,070	1,536,394
Total operating expenses	(35,485,546)	(34,405,339)	(33,583,481)
(Loss) income from operations	(2,538,415)	76,391	7,405,555
Other income	1,251,465	1,123,612	854,250
Other expenses	(556,415)	(430,357)	(575,605)
(Loss) income before income tax and share of income(loss) in equity investees	(1,843,365)	769,646	7,684,200
Provision for income taxes	160,725	674,344	3,045,992
(Loss) income before share of income (loss) in equity investees	(2,004,090)	95,302	4,638,208
Share of income (loss) in equity investees, net of tax	156,780	70,263	(50,297)
Net (loss) income	(1,847,310)	165,565	4,587,911
Less: net income (loss) attributable to noncontrolling interest	482,655	(26,964)	132,483
Net (loss) income attributable to CLPS Incorporation's shareholders	(2,329,965)	192,529	4,455,428
Other comprehensive loss
Foreign currency translation loss	(355,386)	(3,532,507)	(1,828,542)
Less: foreign currency translation loss attributable to noncontrolling interests	(78)	(92,161)	(48,211)
Other comprehensive loss attributable to CLPS Incorporation’s shareholders	(355,308)	(3,440,346)	(1,780,331)
Comprehensive (loss) income attributable to CLPS Incorporation's shareholders	(2,685,273)	(3,247,817)	2,675,097
Comprehensive income (loss) attributable to noncontrolling interests	482,577	(119,125)	84,272
Comprehensive (loss) income	$ (2,202,696)	$ (3,366,942)	$ 2,759,369
Basic (losses) earnings per common share (in Dollars per share)	$ (0.09)	$ 0.01	$ 0.21
Weighted average number of share outstanding – basic (in Shares)	25,213,012	23,153,976	20,924,683
Diluted (losses) earnings per common share (in Dollars per share)	$ (0.09)	$ 0.01	$ 0.21
Weighted average number of share outstanding – diluted (in Shares)	25,213,012	23,153,976	21,057,063
Third Parties
Total revenue	$ 142,725,554	$ 150,298,963	$ 151,970,357
Total cost of revenue	(109,795,857)	(115,827,597)	(110,989,394)
Related Parties
Total revenue	87,172	57,576	52,024
Total cost of revenue	$ (69,738)	$ (47,212)	$ (43,951)